Vessels, net	12 Months Ended
Dec. 31, 2021
Vessels, net
7. Vessels, net

	Vessel (in thousands)	Drydocking (in thousands)	Total (in thousands)
Cost
January 1, 2020	$2,060,280	$36,228	$2,096,508
Additions	2,233	10,192	12,425
Write-offs of fully amortized assets	—	(6,766)	(6,766)

December 31, 2020	2,062,513	39,654	2,102,167
Vessel additions on acquisition	363,951	12,635	376,586
Additions	3,150	19,946	23,096
Transfer to assets held for sale	(55,877)	(3,515)	(59,392)
Disposals	(4,299)	(451)	(4,750)
Write-offs of fully amortized assets	—	(12,691)	(12,691)
Vessel impairments	(63,581)	—	(63,581)

December 31, 2021	$2,305,857	$55,578	$2,361,435

Accumulated Depreciation
January 1, 2020	$468,403	$18,578	$486,981
Charge for the period	68,033	8,231	76,264
Write-offs of fully amortized assets	—	(6,766)	(6,766)

December 31, 2020	536,436	20,043	556,479
Charge for the period	76,481	11,562	88,043
Transfer to assets held for sale	(32,460)	(988)	(33,448)
Disposals	(100)	(100)	(200)
Write-offs of fully amortized assets	—	(12,691)	(12,691)

December 31, 2021	$580,357	$17,826	$598,183

Net Book Value
December 31, 2019	$1,591,877	$17,650	$1,609,527

December 31, 2020	$1,526,077	$19,611	$1,545,688

December 31, 2021	$1,725,500	$37,752	$1,763,252

The cost and
net book value of the 26 vessels that were contracted under time charter agreements was $1,417.1 million and $1,046.4 million, respectively, as of December 31, 2021 (December 31, 2020: $1,084 million and $839 million, respectively, for 19 vessels contracted under time charters).
The net book value of vessels that serve as collateral for the Company’s secured bond, secured term loan and revolving credit facilities (Note 11 and Note
12
to the consolidated financial statements) was $1,576.8 million as of December 31, 2021 (December 31, 2020: $1,359 million, respectively).
The cost and net book value of vessels that are included in the table above and are subject to financing arrangements (please read Note 10—Variable Interest Entities to the consolidated financial statements) was $83.6 million and $69.6 million, respectively, as of December 31, 2021. (December 31, 2020: $82.9 million and $71.0 million, respectively).